Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Recognition of revenue	Revenue is recognized in accordance with the recognition and measurement criteria of IFRS 15 Revenue from contracts with customers.